Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of intangible assets and goodwill [text block] [Abstract]
Schedule of carrying amount of goodwill
Goodwill £’000
Cost
At December 31, 2020	22,693
Additions	—
Acquisition of subsidiaries	94,135
At June 30, 2021	116,828

Accumulated impairment
At December 31, 2020	—
Impairment loss	—
At June 30, 2021	—

Net book value
At June 30, 2021	116,828
At December 31, 2020	22,693

	Domain names	Development assets	Goodwill	Total
	£‘000	£’000	£’000	£‘000
Cost
At October 15, 2018	—	—	—	—
Additions	20	—	—	20
At December 31, 2018	20	—	—	20
Additions	—	3,244	—	3,244
At December 31, 2019	20	3,244	—	3,264
Additions	31	1,858	—	1,889
Acquisition of a subsidiary	—	251	22,693	22,944
At December 31, 2020	51	5,353	22,693	28,097

Accumulated amortization
At October 15, 2018	—	—	—	—
Charge for the Period	—	—	—	—
At December 31, 2018	—	—	—	—
Charge for the Period	(4)	(72)	—	(76)
At December 31, 2019	(4)	(72)	—	(76)
Charge for the Period	(5)	(1,356)	—	(1,361)
At December 31, 2020	(9)	(1,428)	—	(1,437)

Net book value
At December 31, 2020	42	3,925	22,693	26,660
At December 31, 2019	16	3,172	—	3,188
At December 31, 2018	20	—	—	20